Our people - Summary of Compensation for Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number and average number of employees [abstract]
Short-term employee benefits	£ 28.1	£ 29.7	£ 28.0
Pensions and other post-retirement benefits	1.3	1.1	0.9
Share-based payments	30.1	29.8	14.6
Key management personnel compensation	£ 59.5	£ 60.6	£ 43.5